Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (71,487)	$ (65,012)	$ (14,810)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,185	6,876	4,338
Amortization of premium and discount of marketable securities, net	6,385	7,903	1,091
Amortization of discount and issuance costs of convertible notes	2,527	20,029	4,036
Share -based compensation	71,755	55,407	15,815
Net loss (gain) from exchange rate fluctuations	31	242	(1,076)
Impairment of intangible assets	27,629	0	0
Loss from disposal of property and equipment	(26)	(13)	0
Changes in assets and liabilities:
User funds	(15,307)	(29,729)	(42,039)
Operating lease ROU assets and liabilities, net	(1,485)	253	1,068
Other receivables	(4,847)	(6,240)	(1,777)
Trade payables	(113)	4,667	(127)
Deferred revenue	(792)	4,123	2,680
User accounts	14,416	26,589	39,014
Revaluation of contingent consideration	(12,249)	11,771	398
Payment of contingent consideration	(504)	(507)	(1,960)
Account payables, accrued expenses, and other non- current liabilities	3,994	1,678	10,484
Net cash provided by operating activities	30,112	38,037	17,135
Investing activities:
Investment in marketable securities	(141,701)	(282,450)	(431,176)
Proceeds from maturities of marketable securities	130,701	193,757	183,190
Acquisition of business, net of cash acquired	0	(97,084)	0
Bank and restricted deposits	0	(41,115)	(74,443)
Acquisition of intangible asset, net	(175)	0	(1,230)
Purchase of property and equipment	(1,198)	(1,684)	(2,094)
Capitalization of internal-use software and other	(1,000)	(894)	(711)
Other receivables and non-current assets	(1,251)	0	107
Net cash used in investing activities	(14,624)	(229,470)	(326,357)
Financing activities:
Proceeds from follow-on offering, net	0	0	129,853
Proceeds from issuance of convertible notes, net	0	(34)	447,264
Purchase of capped call	0	0	(43,240)
Proceeds from exercise of share options	3,765	8,294	9,189
Payment of contingent consideration	(1,105)	(1,105)	(2,040)
Tax withholding in connection with employees’ exercises of share options and vested RSUs	(2,028)	(8,987)	11,311
Repayment of long-term loan	(2,269)	(565)	(524)
Net cash provided by (used in) financing activities	(1,637)	(2,397)	551,813
Effect of exchange rate fluctuations on cash and cash equivalents and restricted cash	(32)	(130)	1,268
Increase (decrease) in cash, cash equivalents and restricted cash	13,819	(193,960)	243,859
Cash, cash equivalents and restricted cash at the beginning of the year	74,070	268,030	24,171
Cash, cash equivalents and restricted cash at the end of the year	87,889	74,070	268,030
Supplemental non-cash disclosure:
Purchase of property and equipment	208	294	156
Share-based compensation capitalized in internal-use software	274	247	40
Contingent consideration	0	12,258	0
Lease liabilities arising from obtaining right-of-use assets	359	229	19,031
Supplemental cash flow disclosure
Cash paid for taxes	235	78	0
Cash paid for interest	246	107	115
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	86,752	71,151	268,030
Restricted cash	1,137	2,919	0
Total cash, cash equivalents and restricted cash	$ 87,889	$ 74,070	$ 268,030